Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 07, 2015	Mar. 06, 2015	Jan. 31, 2013	Feb. 26, 2014	Oct. 23, 2014	Nov. 26, 2014
Long-term Purchase Commitment [Line Items]
Amount paid	$ 130,436	$ 37,182	$ 81,848
Minimum charter revenue	1,395,813
Purchase obligations
Payable amounts in 2015	128,492
Payable amounts in 2016	373,009
Payable amounts in 2017	208,965
Total contractual purchase obligation	710,466
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	9
LR1 product tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
LNG Carrier
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
Aframax crude carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel							51,720
Amount paid				5,122
Aframax crude carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel							51,720
Aframax crude carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel							51,720
Aframax crude carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel							51,720
LR1 product carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel								46,920
Expected delivery	Q3 2016
LR1 product carrier
Long-term Purchase Commitment [Line Items]
Construction price per vessel								46,920
Expected delivery	Q3 2016
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Construction price per vessel									98,000
Amount paid					9,800
Shuttle tanker termination agreement
Long-term Purchase Commitment [Line Items]
Amount paid						4,500
New contract with yard

Under the termination agreement, an amount of $600 per vessel will be used against the contract price of the LR1 product carriers and an amount of $1,650 will be used against the contract price of the shuttle tanker. The remaining prepaid amount of $1,650 will be used against the contract price of future new buildings, currently being discussed between the Company and the Shipyard.

Twelve vessels under construction
Long-term Purchase Commitment [Line Items]
Time charter agreement duration	4.5 years to 8 years to commence on delivery of the vessels
Expected delivery	Between Q2 2016 and Q3 2017
Minimum charter revenue	$ 620,366